CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Other comprehensive (loss)/income, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0	¥ 0